OTHER EQUITY AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2023
Other Equity And Reserves [Abstract]
Disclosure Of Detailed Information About Other Reserves [Table Text Block]
	2023	2022
	US$’000	US$’000

Hedging reserve	(554)	(1,337)
Translation reserve	(11,305)	(10,700)
Merger reserve	(12,649)	(12,649)
At 31 December 2023	(24,508)	(24,686)

Disclosure Of Treasury Shares Explanatory [Table Text Block]	Treasury shares
	Number of shares	Share capital
		US$’000

Balance at 1 January 2022	825,163	11,870
Reissued to Offeror under the TMI Offer	(825,163)	(11,870)
Balance at 31 December 2022	-	-

Disclosure Of Detailed Information About Share Option Reserves [Table Text Block]
Share compensation reserve

	2023	2022
	US$’000	US$’000

Balance at 1 January	-	4,777
Share-based payments expenses	-	8,134
Treasury shares issued to employees under the Forfeitable Share Plan	-	(12,911)
Balance at 31 December	-	-

Disclosure of detailed information about share awards outstanding [Table Text Block]
Details of the share awards outstanding during the year are as follows:

Number of share awards:	2018	2020	2021	2022	Total
Outstanding at 1 January 2022	220,668	124,500	516,000	-	861,168
Issued during the year	-	-	-	232,646	232,646
Forfeited during the year	-	-	(106,667)	-	(106,667)
Awards vested to employees under the Forfeitable Share Plan	(220,668)	(80,500)	(171,996)	(38,468)	(511,632)
Awards vested to employees under TMI Offer	-	(44,000)	(237,337)	(194,178)	(475,515)
Outstanding at 31 December 2022	-	-	-	-	-

	US$	US$	US$	US$
Fair value at grant date	10.18	2.90	11.85	25.58